CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING REVENUES
Sales Revenue Net	$ 9,779	$ 15,032	$ 27,470
COSTS OF REVENUES
Cost of goods and services sold	(7,835)	(7,584)	(11,388)
GROSS PROFIT	1,944	7,448	16,082
OPERATING EXPENSES
Product development and engineering expenses	(892)	(1,698)	(1,471)
Selling and marketing expenses	(6,708)	(4,815)	(8,377)
General and administrative expenses	(6,378)	(6,324)	(13,384)
Bad debt expense (Note 12)	(37)	(37)	(169)
Impairment loss on property, plant and equipment (Note 9)	(28)
Impairment loss on goodwill (Notes 6 and 9)		(17,054)	(12,489)
Impairment loss on intangible assets (Note 9)	(115)	(13,251)	(15)
Impairment loss on prepaid licensing and royalty fees (Notes 8 and 9)	(1,259)	(2,752)	(702)
Other		(4)	(49)
Operating Expenses	(15,417)	(45,935)	(36,656)
LOSS FROM OPERATIONS	(13,473)	(38,487)	(20,574)
NON-OPERATING INCOME (EXPENSES)
Interest income	682	238	283
Gain on sales of marketable debt securities (Notes 11 and 14)	8,621	1,739	5,665
Interest expense	(243)	(49)	(247)
Foreign exchange gain (loss), net	(556)	45	434
Equity in net earnings (losses) on equity investments- net (Note 15)	(531)	526	234
Impairment loss on marketable debt securities and investments (Note 9)			(1,193)
Gain on sale of equity method investments (Note 5)		1,220	2,480
Other	437	86	(7)
Nonoperating Income (Expense), Total	8,410	3,805	7,649
Income (loss) from continuing operations before income taxes	(5,063)	(34,682)	(12,925)
INCOME TAX (EXPENSE) BENEFIT (Note 25)	73	(61)	(671)
LOSS FROM CONTINUING OPERATIONS	(4,990)	(34,743)	(13,596)
LOSS FROM DISCONTINUED OPERATIONS - NET OF TAX (Note 5)		(318)	(2,521)
NET LOSS	(4,990)	(35,061)	(16,117)
LESS: NET LOSS (INCOME) ATTRIBUTABLE TO THE NONCONTROLLING INTERESTS	(165)	281	827
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	(5,155)	(34,780)	(15,290)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA
Loss from continuing operations - net of tax	(5,155)	(34,462)	(12,769)
Loss from discontinued operations - net of tax		(318)	(2,521)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	(5,155)	(34,780)	(15,290)
Basic:
Loss from continuing operations	$ (0.10)	$ (0.68)	$ (0.25)
Loss from discontinued operations		$ (0.01)	$ (0.05)
Net loss	$ (0.10)	$ (0.69)	$ (0.30)
Diluted:
Loss from continuing operations	$ (0.10)	$ (0.68)	$ (0.25)
Loss from discontinued operations		$ (0.01)	$ (0.05)
Net loss	$ (0.10)	$ (0.69)	$ (0.30)
WEIGHTED AVERAGE SHARES USED TO COMPUTE LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	53,927	50,720	50,720
Diluted	53,927	50,720	50,720
Asian online game and service
OPERATING REVENUES
Sales Revenue Net	8,199	14,106	27,470
COSTS OF REVENUES
Cost of goods and services sold	(6,010)	(6,425)	(11,388)
Other Revenues
OPERATING REVENUES
Sales Revenue Net	1,580	926
COSTS OF REVENUES
Cost of goods and services sold	$ (1,825)	$ (1,159)